Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - Allowance for loan losses [member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		¥ 993,054	¥ 849,287
Provision (credit) for loan losses		86,989	13,855
Charge-offs	[1]	142,198	72,949
Recoveries		10,467	7,032
Net charge-offs		131,731	65,917
Others	[2]	41,856	2,783
Allowance for loan losses at end of period		990,168	800,008
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		162,919	170,156
Net transfers between stages		(7,616)	(8,713)
Provision (credit) for loan losses		12,104	(2,382)
Others	[2]	7,882	828
Allowance for loan losses at end of period		175,289	159,889
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		247,020	255,909
Net transfers between stages		(8,529)	(1,465)
Provision (credit) for loan losses		5,737	(14,193)
Others	[2]	14,052	1,131
Allowance for loan losses at end of period		258,280	241,382
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		583,115	423,222
Net transfers between stages		16,145	10,178
Provision (credit) for loan losses		69,148	30,430
Charge-offs	[1]	142,198	72,949
Recoveries		10,467	7,032
Net charge-offs		131,731	65,917
Others	[2]	19,922	824
Allowance for loan losses at end of period		¥ 556,599	¥ 398,737

[1]	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
[2]	Others mainly include foreign exchange translations for the six months ended September 30, 2022 and 2021.